PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Property Plant Equipment And Mineral Claim Assets Disclosure [Abstract]
Other Asset Impairment Charges						$ 135,810
Depreciation			48,120	52,370	137,544	60,560
Depletion			0	0	0	0
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0	$ 0	$ 5,341	$ 124,343	$ 145,995	$ 145,995